Subsequent Event (Details) - USD ($)		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 06, 2021	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Shares sold		106,752	75,694		1,830,071	148,011		164,886	122,560
LifeSci Acquisition II Corp
Subsequent Event [Line Items]
Aggregate purchase price				$ 25,000
Payments for investment of cash in Trust Account							$ 80,090,412
Subsequent events | LifeSci Acquisition II Corp
Subsequent Event [Line Items]
Shares sold	2,299,493
Redemption of shares calculated based on business days prior to consummation of business combination (in days)	2 days
Share price per share	$ 10.00
Aggregate purchase price	$ 23,003,944
Payment from trust account	23,003,944
Payments for investment of cash in Trust Account	$ 57,100,000